Deposits (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deposits [Abstract]
Certificate of deposit	$ 250,000
Deposit totaling	14,700,000	$ 13,100,000
Brokered certificates of deposit	$ 21,000,000